Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

		Fiduciary Rights (1)	Partners’ Contracts and Customer Relationships (2)		Trademark
	Software	Indefinite Life	Indefinite Life	Finite Life	Indefinite Life	Goodwill	Total
Cost
Balance as of January 1, 2025	$90,360	63,280	375,512	47,294	61,895	503,573	1,141,914
Additions	41,262	—	—	—	—	—	41,262
Disposals	(96)	—	—	—	—	—	(96)

Balance as of December 31, 2025	$131,526	63,280	375,512	47,294	61,895	503,573	1,183,080

Balance as of January 1, 2024	$86,594	63,280	375,512	47,294	61,895	503,573	1,138,148
Additions	29,078	—	—	—	—	—	29,078
Disposals	(25,312)	—	—	—	—	—	(25,312)

Balance as of December 31, 2024	$90,360	63,280	375,512	47,294	61,895	503,573	1,141,914

Balance as of January 1, 2023	$53,548	63,280	375,512	47,294	61,895	503,573	1,105,102
Additions	33,237	—	—	—	—	—	33,237
Disposals	(191)	—	—	—	—	—	(191)

Balance as of December 31, 2023	$86,594	63,280	375,512	47,294	61,895	503,573	1,138,148

		Fiduciary Rights (1)	Partners’ Contracts and Customer Relationships (2)		Trademark
	Software	Indefinite Life	Indefinite Life	Finite Life	Indefinite Life	Goodwill	Total
Amortization
Balance as of January 1, 2025	$12,220	—	—	32,060	—	—	44,280
Amortization for the year	14,334	—	—	12,823	—	—	27,157
Disposals	(96)	—	—	—	—	—	(96)

Balance as of December 31, 2025	$26,458	—	—	44,883	—	—	71,341

Balance as of January 1, 2024	$29,808	—	—	19,236	—	—	49,044
Amortization for the year	7,724	—	—	12,824	—	—	20,548
Disposals	(25,312)	—	—	—	—	—	(25,312)

Balance as of December 31, 2024	$12,220	—	—	32,060	—	—	44,280

Balance as of January 1, 2023	$21,025	—	—	6,412	—	—	27,437
Amortization for the year	8,974	—	—	12,824	—	—	21,798
Disposals	(191)	—	—	—	—	—	(191)

Balance as of December 31, 2023	$29,808	—	—	19,236	—	—	49,044

Impairment
Balance as of January 1, 2025	$—	17,280	—	—	—	—	17,280
Impairment (reversal) for the year (3)	—	(3,700)	—	—	—	—	(3,700)

Balance as of December 31, 2025	$—	13,580	—	—	—	—	13,580

		Fiduciary Rights (1)	Partners’ Contracts and Customer Relationships (2)		Trademark
	Software	Indefinite Life	Indefinite Life	Finite Life	Indefinite Life	Goodwill	Total
Balance as of January 1, 2024	$—	17,280	—	—	—	—	17,280
Impairment for the year	—	—	—	—	—	—	—

Balance as of December 31, 2024	$—	17,280	—	—	—	—	17,280

Balance as of January 1, 2023	$—	13,853	—	—	—	—	13,853
Impairment for the year (3)	—	3,427	—	—	—	—	3,427

Balance as of December 31, 2023	—	17,280	—	—	—	—	17,280

Carrying amounts
As of December 31, 2025	$105,068	49,700	375,512	2,411	61,895	503,573	1,098,159

As of December 31, 2024	$78,140	46,000	375,512	15,234	61,895	503,573	1,080,354

As of December 31, 2023	$56,786	46,000	375,512	28,058	61,895	503,573	1,071,824

(1)
Corresponds to the rights received for the former Group’s corporate office building located in Mexico City, contributed to a trust, in a manner that it can be considered in the development of a new property, whereby other trustees will provide the necessary constructions to the development of the project called “Aeroméxico Tower”, in which the Group will own 9,000 square meters of future space.

(2)	Includes contracts with third parties attached to our Aeroméxico Rewards frequent flyer program, including the program member base.
(3)
For the years ended December 31, 2025 and 2023, the Group recognized $(3,700) and $3,427 (reversal) / losses for impairment, respectively, related to an (increase) / decline in the fair value of corporate office buildings.